Cover	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2022
Entity File Number	0-18655
Entity Registrant Name	Exponent, Inc.
Entity Central Index Key	0000851520
Entity Tax Identification Number	77-0218904
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	326-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EXPO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false